Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenue
Net Revenue	R$ 21,530,801	R$ 18,058,027	R$ 17,267,812
Gross revenue	29,713,383	25,357,429	24,346,101
Service revenue	28,394,971	24,264,246	23,279,423
Service revenue-Mobile	26,498,745	22,433,225	21,522,135
Service revenue - Landline	1,896,226	1,831,021	1,757,288
Goods sold	1,318,412	1,093,183	1,066,678
Deductions from gross revenue	(8,182,582)	(7,299,402)	(7,078,289)
Taxes incidents	(4,471,342)	(4,679,722)	(4,534,582)
Discounts granted	(3,702,129)	(2,610,388)	(2,531,920)
Returns and other	R$ (9,111)	R$ (9,292)	R$ (11,787)